Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Apr. 26, 2011	Dec. 31, 2013 Class A Ordinary shares [Member]	Dec. 31, 2013 Class B Ordinary shares [Member]	Oct. 31, 2013 Class B Ordinary shares [Member]	Dec. 31, 2012 Class B Ordinary shares [Member]	Dec. 31, 2013 Parent Company [Member] Class A Ordinary shares [Member]	Dec. 31, 2013 Parent Company [Member] Class B Ordinary shares [Member]	Dec. 31, 2012 Parent Company [Member] Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000		700,000,000	300,000,000		931,878,540	700,000,000	300,000,000	931,878,540
Ordinary shares, shares issued			66,539,000	262,197,451		228,768,220	66,539,000	262,197,451	228,768,220
Ordinary shares, shares outstanding			66,539,000	262,197,451		228,768,220	66,539,000	262,197,451	228,768,220